FRANKLIN TEMPLETON INVESTMENTS

One Franklin Parkway

San Mateo, CA 94403-1906

August 25, 2016

Filed Via EDGAR (CIK 0001535538)

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:  Franklin Alternative Strategies Funds (“Registrant”)

         File Nos. 333-189667 and 811-22641

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 30, 2016.

Very truly yours,

Franklin Alternative Strategies Funds

/s/STEVEN J. GRAY

Steven J. Gray

Vice President and Secretary

SJG:dmm